Drinker Biddle & Reath LLP

1500 K Street, N.W.

Washington, DC 20005-1209

(202) 842-8800 (Phone)

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www.drinkerbiddle.com

September 20, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust
(File Nos. 811-22555; 333-173967)

Ladies and Gentlemen:

On behalf of FlexShares Trust (the “Trust”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Pursuant to Rule 485(b) under the Securities Act, it is proposed that the Amendment become effective on September 21, 2012. The purpose of the Amendment is to (i) respond to the Staff’s comments on Post-Effective Amendment No. 4 and (ii) make other non-material changes to finalize and complete the disclosure to the prospectus and statement of additional information for the Trust’s FlexShares® Morningstar Developed ex-US Markets Factor Tilt Index Fund (now named FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund). The Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act.

As requested in the Staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the enclosed materials may be directed to me at (202) 230-5108, or in my absence, Veena K. Jain at (312) 569-1167.

Very truly yours,

/s/ Mark F. Costley
Mark F. Costley

Enclosures

cc:	Craig R. Carberry
Diana E. McCarthy
Veena K. Jain